Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 21, 2023	Feb. 28, 2023	Apr. 14, 2021	Mar. 04, 2021	Oct. 31, 2020
Summary of Significant Accounting Policies
Cash equivalents		$ 0		$ 0		$ 0	$ 0
Transaction costs		24,012,335		24,012,335		24,012,335						$ 23,731,835
Underwriting commissions or discounts		8,500,000		8,500,000		8,500,000						8,400,000
Deferred underwriters' commissions		14,875,000		14,875,000		14,875,000						14,700,000
Other offering costs		637,335		637,335		637,335						$ 631,835
Deferred offering costs						94,992
Forgiveness of deferred underwriting fees	$ 4,462,500					4,462,500
Income tax expense		(121,245)	$ (108,315)	$ (962,768)	$ (108,315)	$ (1,501,714)
Effective tax rate				177.00%	0.01%	7.24%	0.00%
Statutory tax rate				21.00%	21.00%
Unrecognized tax benefits accrued for interest and penalties		0		$ 0		$ 0	$ 0
Working capital loan - related party		2,690,000		2,690,000		1,500,000
Promissory note | Sponsor
Summary of Significant Accounting Policies
Working capital loan		1,190,000		1,190,000				$ 1,190,000
Working capital loan - related party		1,190,000		1,190,000		0
Convertible loan
Summary of Significant Accounting Policies
Borrowings recorded at fair value		$ 1,500,000		$ 1,500,000		$ 1,500,000
Class A common stock
Summary of Significant Accounting Policies
Common shares, shares issued		0		0		0
Common shares, shares outstanding		0		0		0			4,312,774
Public Warrant
Summary of Significant Accounting Policies
Transaction costs		$ 782,812		$ 782,812		$ 782,812
Underwriting commissions or discounts		762,300		762,300		762,300
Other offering costs		$ 20,512		$ 20,512		20,512
Initial Public Offering
Summary of Significant Accounting Policies
Transaction costs											$ 23,731,835
Underwriting commissions or discounts						8,500,000					8,400,000
Deferred underwriters' commissions						14,875,000					14,700,000
Other offering costs						637,335					$ 631,835
Initial Public Offering | Public Warrant
Summary of Significant Accounting Policies
Underwriting commissions or discounts						762,300
Other offering costs						$ 20,512
Over-allotment option
Summary of Significant Accounting Policies
Transaction costs										$ 280,500
Underwriting commissions or discounts										100,000
Deferred underwriters' commissions										175,000
Other offering costs										$ 5,500
Forgiveness of deferred underwriting fees	$ 4,462,500